Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Amounts Recognized In The Statement of Financial Position
Amounts recognized in the Consolidated Statement of Financial Position

	2021	2020
Right-of-use assets	12,624	4,183
(-) Depreciation of right-of-use assets	(4,469)	(1,988)

Right-of-use assets	8,155	2,195

Lease liabilities (current) (a)	951	780
Lease liabilities (non-current) (a)	6,913	802

Lease liabilities	7,864	1,582

Summary of Amounts Recognized In The Statement of Profit Or Loss	Amounts recognized in the Consolidated Income Statement

	2021	2020	2019
Depreciation of right-of-use assets (b)	(1,201)	(1,026)	(1,273)
Interest on lease liabilities (b)	(1,022)	(869)	(918)